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                        SEI INSTITUTIONAL MANAGED TRUST

                           LARGE CAP VALUE PORTFOLIO
                           LARGE CAP GROWTH PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                           SMALL CAP GROWTH PORTFOLIO
                               MID-CAP PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                            EQUITY INCOME PORTFOLIO
                               BALANCED PORTFOLIO

                         SUPPLEMENT DATED JULY 10, 1997
                    TO THE PROSPECTUS DATED JANUARY 31, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

    At a meeting held on May 30, 1997, the Shareholders of the Small Cap Value Portfolio of SEI Institutional Managed Trust (the "Trust") approved LSV Asset Management ("LSV") as a new Sub-Adviser. In addition, Shareholders approved a new investment sub-advisory agreement between LSV and SEI Financial Management Corporation relating to the Small Cap Value Portfolio. This prospectus is hereby amended to reflect this name change.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE